TAXATION (Schedule of Deferred Taxes) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 35,224	¥ 228,176
Current Portion [Member]
Income Tax Contingency [Line Items]
Deferred tax assets offset against deferred tax liabilities	(163)	1,053	¥ 1,829
Non Current Portion [Member]
Income Tax Contingency [Line Items]
Deferred tax assets offset against deferred tax liabilities	$ (2,441)	¥ 15,811	¥ 15,030
Minimum [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards expiration year	2016
Maximum [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards expiration year	2020